CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Operating lease liabilities, current	$ 16,760
Mandatorily redeemable noncontrolling interest		$ 11,381
Redeemable Convertible Preferred stock, shares outstanding	68,228,526	68,228,526
Common shares, par value (in dollars per share)	$ 0.00001	$ 0.00001
Common shares, shares authorized	5,000,000,000	5,000,000,000
Common shares, shares issued	474,621,603	474,621,603
Common shares, shares outstanding	474,621,603	474,621,603
VIEs
Mandatorily redeemable noncontrolling interest	$ 0	$ 11,381
Operating lease liabilities, non-current		1,662
Related party
Accrued expenses and other current liabilities	290,686	183,237
Operating lease liabilities, non-current	12,064	170
Related party | VIEs
Accrued expenses and other current liabilities	0	801
Operating lease liabilities, non-current	0	0
Nonrelated Party
Allowances for doubtful accounts	383	0
Operating lease liabilities, current	16,760	15,815
Accrued expenses and other current liabilities	419,422	323,299
Operating lease liabilities, non-current	91,929	98,963
Nonrelated Party | VIEs
Operating lease liabilities, current	0	716
Accrued expenses and other current liabilities	0	35,254
Operating lease liabilities, non-current	$ 0	$ 1,662
Series Pre-A Preferred Shares Preferred Shares
Redeemable Convertible Preferred stock, par value (in dollars per share)	$ 0.00001	$ 0.00001
Redeemable Convertible Preferred stock, shares authorized	40,885,006	40,885,006
Redeemable Convertible Preferred stock, shares issued	40,885,006	40,885,006
Redeemable Convertible Preferred stock, shares outstanding	40,885,006	40,885,006
Redeemable Convertible Preferred stock, redemption value	$ 184,509	$ 174,429
Redeemable Convertible Preferred stock, liquidation preference value	$ 184,509	$ 174,429
Series A Preferred Shares Preferred Shares
Redeemable Convertible Preferred stock, par value (in dollars per share)	$ 0.00001	$ 0.00001
Redeemable Convertible Preferred stock, shares authorized	27,343,520	27,343,520
Redeemable Convertible Preferred stock, shares issued	27,343,520	27,343,520
Redeemable Convertible Preferred stock, shares outstanding	27,343,520	27,343,520
Redeemable Convertible Preferred stock, redemption value	$ 199,021	$ 187,441
Redeemable Convertible Preferred stock, liquidation preference value	$ 200,971	$ 189,424